Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Restricted cash	$ 71,979	$ 11,682
Operating capacity	$ 1,039,024
Average rate of return earned on cash and cash equivalent	2.60%	2.20%